Withholding Tax Receivable (Details) - Schedule of Withholding Tax Receivable - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule of Withholding Tax Receivable [Abstract]
Current portion	$ 366,884	$ 607,221
Non-current portion	1,504,543	1,617,625
Withholding tax receivable	$ 1,871,427	$ 2,224,846	$ 2,458,047	$ 2,691,096